Employee benefit obligations (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Employee benefit obligations.
Re-measurement of employee benefit obligations	$ 1,000,000	$ 1,000,000	$ 5,000,000	$ 8,000,000
Increase (Decrease) In Defined Benefit Obligation.	4,000,000	2,000,000	(3,000,000)	(7,000,000)
Increase (Decrease) In Asset Valuation.	$ 5,000,000	$ 3,000,000	$ 2,000,000	$ 1,000,000